COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES
14.	COMMITMENTS AND CONTINGENCIES

a)	Operating leases

The Company had commitments under operating leases requiring future minimum annual lease payments as follows:

2011

2012	$728
2013	706
2014	692
2015	584
2016	174
$2,884

b)	Warranty liability

The Company records a liability for future warranty costs to repair or replace its products. The warranty term is 12 months. The amount of the liability is determined based on management’s historical experience and the best estimate of probable claims under Company warranties. The Company regularly evaluates the appropriateness of the remaining accrual.

The following table details the changes in the warranty accrual.

2011

Balance at beginning of the year	$601
Accruals	356
Utilization	(366)
Balance at end of the period	$591